Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 677,824		¥ 295,915
Warranty liabilities	655,500		291,843
Deferred government grants	326,373		340,667
Non-current finance lease liabilities	55,107		88,790
Deferred construction allowance	49,484		72,762
Others	85,618		61,836
Total	¥ 1,849,906	$ 283,510	¥ 1,151,813